Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2023
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 918	$ 926	$ 1,531	$ 1,573
Severance (included in salaries)	0	0	0	60
Share-based expense	163	604	279	1,120
Director compensation (included in salaries)	84	100	168	171
Related party transaction, due from (to) related party	$ 1,165	$ 1,630	$ 1,978	$ 2,924